UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-03479

Franklin New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report and Shareholder Letter
Franklin New York
Tax-Free Income Fund
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended August 31, 2022, the U.S.
economy contracted in 2022’s first and second quarters amid
declines in inventory investment and federal government
spending. Consumer spending slowly expanded, helped by
the reopening of businesses, widespread vaccinations, and
federal assistance programs. Inflation increased during the
six-month period, influenced by pandemic-related supply-
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve ended
monthly asset purchases in March 2022 and raised the
federal funds rate by 0.25% in March, 0.50% in May, and by
0.75% in both June and July, for a total of 2.25%, increasing the rate from 0.25% to 2.50% during the period. The Federal
Reserve also stated its intention to continue reducing its U.S.
Treasury, government agency debt and agency mortgage-
backed securities holdings, and it anticipated that ongoing
federal funds rate increases would be appropriate.
During the six-month period ended August 31, 2022,
municipal bonds, as measured by the Bloomberg Municipal
Bond Index, posted a -5.72% cumulative total return,
influenced by high levels of fixed income market volatility, tighter monetary policy and risk-off sentiment that led to
outflows from municipals.
1
Fundamentals remained strong,
however, with many issuers reporting budget surpluses for
2022 as federal government transfers boosted revenues.
Franklin New York Tax-Free Income Fund’s semiannual
report includes more detail about municipal bond market
conditions and a discussion from the portfolio managers.
In addition, on our website, franklintempleton.com , you
can find updated commentary by our municipal bond team.
Municipal bonds provide tax-free income and diversification
from equities. Despite periods of volatility, municipal
bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin New York Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August
31, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin New York Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 24
Notes to Financial Statements 28
Special Meeting of Shareholders 37
Shareholder Information 38
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin New York Tax-Free Income Fund
This semiannual report for Franklin New York Tax-Free
Income Fund covers the period ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal, New York State and New
York City personal income taxes as is consistent with
prudent investment management and the preservation of
shareholders’ capital by normally investing at least 80% of
its total assets in securities that pay interest free from federal income taxes and New York State personal income taxes.
1
As a non-fundamental policy, the Fund also normally invests
at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.

The Fund
only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services (or comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.83 on February 28, 2022, to
$9.82 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 13.0580 cents per share for the reporting period.

The Performance Summary beginning on page 5
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.60% based on an
annualization of August’s 2.2097 cents per share dividend
and the maximum offering price of $10.20 on August 31,
2022. An investor in the 2022 maximum combined federal
and New York State and City personal income tax bracket of
55.58% (including 3.80% Medicare tax) would need to earn
a distribution rate of 5.85% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the six months ending August 31, 2022, multi-decade
high inflation continued throughout much of the period as
a strong U.S. job market and ample consumer savings
pushed demand beyond the ability of businesses to increase
supply. In response, the U.S. Federal Reserve (Fed) began
increasing short-term interest rates at a pace not seen
since the 1980s, leading U.S. Treasury (UST) yields to
move much higher over the period. Recessionary concerns
began to emerge as the market debated whether the Fed
could engineer a soft landing that would bring inflation down without causing a severe economic contraction.
The municipal bond (muni) market saw one of its worst starts to a new year in 2022. High levels of fixed income market
volatility, a general risk-off shift in sentiment, and poor
performance caused significant year-to-date outflows from
muni retail vehicles, leading market technical conditions to worsen. So far this year, net issuance has been limited and
lags well behind the same period in 2021. Fundamentals
remained strong, however, with many issuers reporting
surpluses for 2022 as federal government transfers bolstered revenues.
For the six-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a -8.84% total
return for the period.
3
Investment-grade munis, as measured
by the Bloomberg Municipal Bond Index, posted a -5.72%
total return, and USTs, as measured by the Bloomberg U.S.
Treasury Index, posted a -7.63% total return.
3
In contrast,
investment-grade corporate bonds, as measured by the
Bloomberg U.S. Corporate Bond Index, posted a -9.41%
total return.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
State Update
During the six-month period, New York’s economy continued
its relatively uneven recovery from the COVID-19-induced
economic downturn. New York City was hit disproportionately
hard by the pandemic, and the state’s economic output
was still smaller than February 2020 levels. New York’s
unemployment rate began the period at 4.9% and ended
at 4.7%, compared with the 3.7% national rate. Strong
financial management, federal stimulus aid and substantial
tax collections increased New York’s resources enough to
project budget surpluses. New York’s net tax-supported
debt was moderately high at $3,871 per capita and 5.1%
of personal income, compared with the $1,179 and 2.1%
national medians, respectively.

Independent credit rating
agency Moody’s Investors Service upgraded its rating to Aa1
from Aa2 and revised the outlook to stable from positive on
New York’s general obligation debt in April 2022.
5
Moody’s
rating reflected its view of the state’s large and diverse
economy, sound fund balance and liquidity, and moderate
leverage. The rating also incorporates the risks associated
with the state-run Metropolitan Transit Authority and
uncertainties regarding the recovery of New York City, key to the state’s economy. Moody’s revision of its outlook to stable from positive reflects the resources and budget management
tools available to the state to align spending.
*Does not include cash and cash equivalents.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range of
allowable investments and typically invest with a long-term
time horizon. This means we generally hold securities in the
Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
The combination of our value-oriented philosophy of
investing primarily for income and a positive-sloping
municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, led
us to favor longer-term bonds during the reporting period.
Consistent with our strategy, we sought to remain close
to fully invested in bonds ranging from 20 to 30 years in
maturity with good call features. In line with our relative
value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles
designed to leverage the portfolio. During the period, the
Fund had no exposure to inverse floaters or any other form
of leverage. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/22
% of Total
Investments*
Special Tax 21.28%
Transportation 17.46%
Utilities 14.55%
Education 9.85%
Housing 8.36%
Industrial Dev. Revenue and Pollution Control 7.76%
Health Care 6.42%
Local 6.33%
Lease 3.28%
Other Revenue Bonds 2.91%
Refunded 1.35%
State General Obligation 0.45%
4. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2022
Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -8.14% -11.59%
1-Year -11.78% -15.09%
5-Year +0.65% -0.63%
10-Year +10.89% +0.65%
Advisor
6-Month -7.93% -7.93%
1-Year -11.46% -11.46%
5-Year +1.85% +0.37%
10-Year +12.83% +1.21%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.60% 5.85% 2.74% 6.17%
Advisor 2.95% 6.64% 3.10% 6.98%
See page 6 for Performance Summary footnotes.

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The manager’s portfolio selection strategy is not solely based on environmental, social and governance (ESG) considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August’s dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and New York state and City personal income tax rate of 55.58%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.130580
A1 $0.138222
C $0.110178
R6 $0.146026
Advisor $0.143324
Total Annual Operating Expenses
8
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $918.60 $3.85 $1,021.19 $4.06 0.80%
A1 $1,000 $919.30 $3.12 $1,021.95 $3.29 0.65%
C $1,000 $917.60 $5.78 $1,019.18 $6.09 1.20%
R6 $1,000 $920.10 $2.38 $1,022.72 $2.51 0.49%
Advisor $1,000 $920.70 $2.64 $1,022.45 $2.78 0.55%

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.83 $11.38 $11.09 $11.10 $10.75
Income from investment operations
c
:
Net investment income
d
......................... 0.13 0.19 0.28 0.29 0.24
Net realized and unrealized gains (losses) ........... (1.01) (0.55) 0.29 (0.01) 0.34
Total from investment operations .................... (0.88) (0.36) 0.57 0.28 0.58
Less distributions from:
Net investment income .......................... (0.13) (0.19) (0.28) (0.29) (0.23)
Net asset value, end of period ...................... $9.82 $10.83 $11.38 $11.09 $11.10
Total return
e
................................... (8.14)% (3.25)% 5.15% 2.51% 5.46%
Ratios to average net assets
f
Expenses
g
.................................... 0.80% 0.82% 0.78% 0.78% 0.78%
Net investment income ........................... 2.60% 2.21% 2.48% 2.59% 3.09%
Supplemental data
Net assets, end of period (000’s) .................... $358,416 $409,409 $367,358 $291,562 $177,982
Portfolio turnover rate ............................ 9.14% 11.94% 12.15% 21.27% 19.78%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $10.84 $11.39 $11.10 $11.10 $10.86 $11.20 $11.54
Income from investment
operations
b
:
Net investment income
c
. 0.14 0.20 0.30 0.31 0.35 0.37 0.39
Net realized and
unrealized gains (losses) (1.01) (0.55) 0.28 (0.01) 0.25 (0.34) (0.33)
Total from investment
operations ............. (0.87) (0.35) 0.58 0.30 0.60 0.03 0.06
Less distributions from:
Net investment income .. (0.14) (0.20) (0.29) (0.30) (0.36) (0.37) (0.40)
Net asset value, end of
period ................ $9.83 $10.84 $11.39 $11.10 $11.10 $10.86 $11.20
Total return
d
........... (8.07)% (3.13)% 5.31% 2.75% 5.67% 0.26% 0.52%
Ratios to average net
assets
e
Expenses ............. 0.65%
f
0.67%
f
0.63%
f
0.63%
f
0.63%
f
0.64% 0.61%
Net investment income ... 2.75% 2.36% 2.63% 2.74% 3.24% 3.33% 3.45%
Supplemental data
Net assets, end of period
(000’s) ............... $2,143,110 $2,514,275 $2,775,454 $2,902,606 $3,192,168 $3,421,773 $3,892,131
Portfolio turnover rate .... 9.14% 11.94% 12.15% 21.27% 19.78% 10.58% 17.44%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $10.82 $11.38 $11.08 $11.09 $10.85 $11.19 $11.52
Income from investment
operations
b
:
Net investment income
c
. 0.11 0.15 0.24 0.24 0.29 0.31 0.33
Net realized and
unrealized gains (losses) (1.00) (0.56) 0.29 (0.01) 0.25 (0.34) (0.33)
Total from investment
operations ............. (0.89) (0.41) 0.53 0.23 0.54 (0.03) —
Less distributions from:
Net investment income .. (0.11) (0.15) (0.23) (0.24) (0.30) (0.31) (0.33)
Net asset value, end of
period ................ $9.82 $10.82 $11.38 $11.08 $11.09 $10.85 $11.19
Total return
d
........... (8.24)% (3.62)% 4.83% 2.10% 5.10% (0.31)% 0.04%
Ratios to average net
assets
e
Expenses ............. 1.20%
f
1.22%
f
1.18%
f
1.18%
f
1.18%
f
1.19% 1.16%
Net investment income ... 2.20% 1.82% 2.10% 2.19% 2.69% 2.78% 2.90%
Supplemental data
Net assets, end of period
(000’s) ............... $101,454 $129,772 $202,215 $257,275 $332,093 $506,155 $614,981
Portfolio turnover rate .... 9.14% 11.94% 12.15% 21.27% 19.78% 10.58% 17.44%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2018
b
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.85 $11.41 $11.11 $11.12 $10.88 $11.15
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.21 0.31 0.32 0.36 0.33
Net realized and unrealized gains (losses) (1.01) (0.55) 0.30 (0.01) 0.25 (0.32)
Total from investment operations ........ (0.86) (0.34) 0.61 0.31 0.61 0.01
Less distributions from:
Net investment income .............. (0.15) (0.22) (0.31) (0.32) (0.37) (0.28)
Net asset value, end of period .......... $9.84 $10.85 $11.41 $11.11 $11.12 $10.88
Total return
e
....................... (7.99)% (3.10)% 5.54% 2.80% 5.80% 0.13%
Ratios to average net assets
f
Expenses ......................... 0.49%
g
0.50%
g
0.50%
g
0.50%
g
0.50%
g,h
0.50%
h
Net investment income ............... 2.90% 2.52% 2.76% 2.87% 3.37% 3.47%
Supplemental data
Net assets, end of period (000’s) ........ $86,934 $97,268 $89,785 $71,991 $62,689 $60,363
Portfolio turnover rate ................ 9.14% 11.94% 12.15% 21.27% 19.78% 10.58%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period August 1, 2017 (effective date) to May 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $10.84 $11.40 $11.10 $11.11 $10.87 $11.21 $11.55
Income from investment
operations
b
:
Net investment income
c
. 0.15 0.21 0.31 0.32 0.36 0.38 0.40
Net realized and
unrealized gains (losses) (1.01) (0.56) 0.29 (0.02) 0.25 (0.34) (0.33)
Total from investment
operations ............. (0.86) (0.35) 0.60 0.30 0.61 0.04 0.07
Less distributions from:
Net investment income .. (0.14) (0.21) (0.30) (0.31) (0.37) (0.38) (0.41)
Net asset value, end of
period ................ $9.84 $10.84 $11.40 $11.10 $11.11 $10.87 $11.21
Total return
d
........... (7.93)% (3.15)% 5.50% 2.76% 5.77% 0.35% 0.61%
Ratios to average net
assets
e
Expenses ............. 0.55%
f
0.57%
f
0.53%
f
0.53%
f
0.53%
f
0.54% 0.51%
Net investment income ... 2.85% 2.46% 2.73% 2.84% 3.34% 3.43% 3.55%
Supplemental data
Net assets, end of period
(000’s) ............... $249,991 $277,600 $287,411 $266,050 $220,727 $240,101 $312,544
Portfolio turnover rate .... 9.14% 11.94% 12.15% 21.27% 19.78% 10.58% 17.44%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.1%
Software 0.1%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,900,000 $ 2,900,000
Total Corporate Bonds (Cost $2,900,000) .......................................
2,900,000
Municipal Bonds 99.1%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
5,800,000 5,019,850
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 18,760,000 16,494,542
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-2, 5.5%, 12/01/30 .............................................. 3,020,000 2,697,736
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 3,990,000 2,822,526
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 15,500,000 13,167,250
35,182,054
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,327,754
Illinois 1.1%
Metropolitan Pier & Exposition Authority ,
Revenue, 2020 A, Refunding, 5%, 6/15/50 ............................... 5,160,000 5,267,784
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 6,970,000 6,367,146
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 10,310,000 8,965,272
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 5,000,000 4,981,918
GO, 2016, 5%, 11/01/34 ............................................. 1,660,000 1,720,878
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,222,392
GO, 2021 A, 5%, 3/01/33 ............................................ 2,500,000 2,684,558
GO, 2021 A, 4%, 3/01/39 ............................................ 2,700,000 2,525,878
33,735,826
Kentucky 0.2%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn ., 5/01/52 .................................... 7,600,000 5,203,357
New Jersey 0.4%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,357,525
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 1,250,000 1,315,167
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 5,000,000 4,602,561
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 2,000,000 2,221,415
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,364,095
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,500,000 1,465,450
12,326,213
New York 92.1%
Albany Capital Resource Corp. , Equitable School Revolving Fund LLC Obligated
Group , Revenue , 2021 D , 4% , 11/01/51 ................................. 2,000,000 1,839,004
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
16,130,000 17,701,385
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 1,500,000 1,374,505
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 8,000,000 7,014,767

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/36 ........................................................ $ 1,600,000 $ 1,428,248
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/41 ........................................................ 1,530,000 1,306,191
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/47 ........................................................ 1,160,000 946,123
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 7,045,000 5,280,574
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 1,014,343
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 936,023
D'Youville College, Revenue, 2020 A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,300,156
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/36 ............ 400,000 370,972
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/42 ...... 600,000 609,192
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/52 ...... 725,000 727,597
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/56 ...... 570,000 562,337
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 .................
1,010,000 1,073,966
City of New Rochelle ,
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/40 .................... 1,250,000 1,281,696
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/45 .................... 1,425,000 1,451,661
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 145,000 145,440
GO, 2014 J, Refunding, 5%, 8/01/32 ................................... 10,000,000 10,431,155
GO, 2015 C, Refunding, 5%, 8/01/29 ................................... 20,640,000 21,741,241
GO, 2015 C, Refunding, 5%, 8/01/31 ................................... 10,000,000 10,509,594
GO, 2015 C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,199,057
GO, 2015 C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,145,713
GO, 2015 C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,571,069
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 7,473,883
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 6,727,444
GO, 2018 E-1, 5%, 3/01/39 .......................................... 16,210,000 17,336,212
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 8,007,561
GO, 2018 E-1, 5%, 3/01/44 .......................................... 12,500,000 13,259,363
GO, 2018 F-1, 5%, 4/01/40 .......................................... 6,830,000 7,298,347
GO, 2018 F-1, 5%, 4/01/45 .......................................... 10,000,000 10,603,818
GO, 2019 D-1, 4%, 12/01/43 ......................................... 10,000,000 9,614,894
GO, 2019 D-1, 5%, 12/01/44 ......................................... 10,000,000 10,680,558
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 2,923,085
GO, 2022 D-1, 5.25%, 5/01/41 ........................................ 1,500,000 1,668,756
c
GO, 2023 A-1, 4%, 9/01/46 .......................................... 5,000,000 4,781,599
County of Nassau , GO , 2013 C , AGMC Insured , 5% , 4/01/43 ...................
26,665,000 27,000,448
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/32 ...... 175,000 188,376
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/33 ...... 185,000 198,213
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/34 ...... 250,000 266,554
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/35 ...... 200,000 193,540
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/36 ...... 200,000 192,512
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/37 ...... 250,000 238,952
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/38 ...... 250,000 237,258
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/39 ...... 100,000 94,298
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/40 ...... 100,000 93,666
Health Quest Systems Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ......... 10,550,000 11,033,834
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/44 ..... 1,900,000 1,697,050
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/49 ..... 4,425,000 3,867,394
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 5,237,004

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... $ 5,715,000 $ 5,363,791
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 4,250,000 4,370,727
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,308,691
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 5,479,980
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................. 575,000 545,006
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/40 ................. 715,000 673,045
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/41 ................. 625,000 584,307
Hofstra University, Revenue, 2021 A, Refunding, 3%, 7/01/51 ................. 3,000,000 2,085,434
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 21,148,638
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 15,825,801
Revenue, 2017 A, Refunding, AGMC Insured, 4%, 2/15/47 ................... 13,680,000 13,115,503
Long Island Power Authority ,
Revenue, 2012 A, Refunding, 5%, 9/01/42 ............................... 500,000 500,304
Revenue, 2014 A, Refunding, 5%, 9/01/44 ............................... 5,000,000 5,177,044
Revenue, 2016 B, Refunding, 5%, 9/01/36 ............................... 5,000,000 5,398,381
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 10,000,000 10,734,188
Revenue, 2016 B, Refunding, 5%, 9/01/46 ............................... 18,000,000 19,209,679
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 5,443,229
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 19,590,551
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,655,592
Revenue, 2021 A, Refunding, 4%, 9/01/41 ............................... 2,030,000 1,902,924
Revenue, 2022 A, Refunding, 5%, 9/01/44 ............................... 3,000,000 3,256,491
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 7,745,580
Revenue, 2012 C, Refunding, 5%, 11/15/31 .............................. 10,000,000 10,050,212
Revenue, 2012 C, 5%, 11/15/41 ....................................... 10,670,000 10,711,833
Revenue, 2013 A, 5%, 11/15/38 ....................................... 7,280,000 7,329,832
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 10,096,042
Revenue, 2014 B, 5.25%, 11/15/35 .................................... 4,000,000 4,112,479
Revenue, 2015 A-1, 5%, 11/15/45 ..................................... 10,000,000 10,190,913
Revenue, 2015 C-1, Refunding, 5%, 11/15/35 ............................ 5,000,000 5,179,631
Revenue, 2016 B, Refunding, 5%, 11/15/33 .............................. 6,000,000 6,259,544
Revenue, 2016 B, Refunding, 5%, 11/15/35 .............................. 4,000,000 4,162,005
Revenue, 2016 B, Refunding, 5%, 11/15/37 .............................. 18,500,000 19,176,712
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 10,842,354
Revenue, 2017 A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,595,343
Revenue, 2017 C-1, Refunding, 5%, 11/15/30 ............................ 6,215,000 6,607,807
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 18,340,072
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 4,474,434
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 7,674,007
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 10,233,953
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,065,116
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 5,000,000 4,651,800
Dedicated Tax Fund, Revenue, 2016 B-2, Refunding, 5%, 11/15/39 ............ 4,775,000 5,107,854
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 32,261,045
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/35 ............ 6,000,000 6,563,604
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/42 ............ 5,000,000 5,362,584
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/47 ............ 13,505,000 14,394,138
Monroe County Industrial Development Corp. ,
Rochester General Hospital (The), Revenue, 2017, 5%, 12/01/46 .............. 17,000,000 17,284,130
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,100,000 1,033,086

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp., (continued)
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/46 ....................................................... $ 8,560,000 $ 7,328,499
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 2,345,000 2,308,662
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 6,491,101
University of Rochester, Revenue, 2013 B, Pre-Refunded, 5%, 7/01/43 ......... 5,000,000 5,111,104
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............ 3,275,000 3,464,571
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/32 ............ 2,000,000 2,105,176
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/37 ............ 1,780,000 1,864,236
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 22,895,000 21,848,344
University of Rochester, Revenue, 2017 D, Refunding, 4%, 7/01/43 ............ 21,550,000 20,564,831
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... 610,000 703,421
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 714,081
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... 675,000 752,102
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 508,216
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 542,981
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 567,056
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 352,998
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 372,314
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 968,955
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 848,467
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 980,005
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 1,723,009
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 816,149
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 46,525,000 42,216,306
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 9,890,000 7,946,724
Revenue, 2019 J, 3%, 11/01/44 ....................................... 5,000,000 4,017,555
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 7,029,267
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 5,000,000 3,733,172
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 7,414,129
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 23,347,237
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 35,760,390
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 22,109,788
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 40,678,175
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 16,249,537
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 27,825,000 29,733,013
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 10,895,829
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 5,230,000 5,597,652
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 18,147,560
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 4,658,702
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/37 .................. 10,425,000 11,283,070
Building Aid, Revenue, 2020 S-1, 4%, 7/15/41 ............................ 8,465,000 8,186,095
Building Aid, Revenue, 2020 S-1B, 4%, 7/15/41 ........................... 2,465,000 2,383,783
Future Tax Secured, Revenue, 2013 I, 5%, 5/01/42 ........................ 45,000,000 45,615,834
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/38 ...................... 17,000,000 17,493,134
Future Tax Secured, Revenue, 2015 A-1, 5%, 8/01/34 ...................... 5,115,000 5,321,912
Future Tax Secured, Revenue, 2015 B, 5%, 8/01/34 ........................ 5,000,000 5,202,260
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 10,507,202
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/35 ...................... 10,000,000 10,504,811
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 14,165,592
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 7,054,622
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 4,340,000 4,619,173

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured, Revenue, 2018 A-3, 5%, 8/01/40 ...................... $ 3,270,000 $ 3,506,237
Future Tax Secured, Revenue, 2018 A-3, 4%, 8/01/43 ...................... 5,645,000 5,399,633
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 18,554,433
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 7,133,490
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 5,391,193
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,205,000 6,966,023
Future Tax Secured, Revenue, F-1, 5%, 2/01/34 ........................... 5,000,000 5,049,624
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,187,883
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 18,000,000 12,830,879
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 86,360,000 96,621,485
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 30,993,484
Port Authority of New York & New Jersey, Revenue, 2021, Refunding, 3%, 2/15/42 . 5,000,000 4,129,430
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 3,970,000 3,979,086
Revenue, 2009 A, AGMC Insured, 5.625%, 10/01/29 ....................... 300,000 300,836
Revenue, 2009 C, AGMC Insured, 5%, 10/01/31 .......................... 45,000 45,101
Revenue, 2009 C, AGMC Insured, 5.125%, 10/01/36 ....................... 60,000 60,143
Revenue, 2010 A, AGMC Insured, 5%, 10/01/22 ........................... 395,000 395,894
Revenue, 2010 A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 711,625
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,705,000 1,450,761
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 2,200,000 1,843,147
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/39 1,305,000 1,081,946
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/40 1,300,000 1,066,591
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/41 2,100,000 1,953,546
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 5,835,000 4,563,821
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 5,445,089
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,374,474
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 13,686,665
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,500,000 4,080,183
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 1,000,000 996,005
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 500,000 510,431
Iona College, Revenue, 2021 A, 5%, 7/01/46 ............................. 375,000 390,714
Iona College, Revenue, 2021 A, 5%, 7/01/51 ............................. 1,100,000 1,141,034
Iona College, Revenue, 2022, Refunding, 5%, 7/01/31 ...................... 325,000 356,735
Iona College, Revenue, 2022, Refunding, 5%, 7/01/32 ...................... 300,000 328,904
Iona College, Revenue, 2022, Refunding, 5%, 7/01/37 ...................... 225,000 240,886
Iona College, Revenue, 2022, Refunding, 5%, 7/01/42 ...................... 275,000 290,007
Memorial Sloan-Kettering Cancer Center, Revenue, 2017-1, Refunding, 4%, 7/01/47 5,000,000 4,755,623
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/30 ......... 1,070,000 1,106,840
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 525,000 541,481
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 5%, 9/01/30 ......... 1,800,000 1,878,933
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/45 ......... 10,900,000 9,249,632
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ......... 1,370,000 1,124,876
New School (The), Revenue, 2015 A, 5%, 7/01/40 ......................... 5,120,000 5,234,692
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............. 380,000 406,274
New School (The), Revenue, 2015 A, 5%, 7/01/45 ......................... 8,725,000 8,862,660
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............. 660,000 705,633
New School (The), Revenue, 2022 A, Refunding, 4%, 7/01/47 ................ 4,000,000 3,504,420
New York University, Revenue, 2015 A, Refunding, 5%, 7/01/45 ............... 5,000,000 5,233,857
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 5,403,919
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 7,265,064
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,216,526

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
New York University, Revenue, 2019 A, 4%, 7/01/45 ........................ $ 3,415,000 $ 3,231,733
New York University, Revenue, 2019 A, 5%, 7/01/49 ........................ 50,000,000 53,943,520
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/36 .... 11,000,000 11,450,498
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,108,147
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,037,013
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,034,152
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 7,476,266
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 3%, 7/01/48 ....... 4,000,000 2,909,406
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ....... 20,420,000 18,714,709
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 25,280,000 23,090,959
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/49 .............. 3,500,000 3,691,654
Rockefeller University (The), Revenue, 2019 B, 5%, 7/01/50 .................. 6,500,000 6,979,864
Rockefeller University (The), Revenue, 2020 A, Refunding, 5%, 7/01/53 ......... 10,000,000 10,761,322
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,442,752
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,754,193
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/31 ............... 3,700,000 3,866,106
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,070,907
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/48 ............... 6,250,000 5,673,733
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 209,441
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 746,586
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/41 ......... 4,000,000 4,256,827
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,072,970
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 8,950,705
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... 5,000,000 5,353,807
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 5,342,481
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/39 ......... 8,940,000 9,531,691
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 5%,
2/15/39 ........................................................ 5,000 5,539
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/40 ......... 9,415,000 10,073,644
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 11,190
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/41 ......... 12,410,000 13,246,918
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 16,785
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/43 ......... 4,590,000 4,881,732
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 5,595
State of New York Personal Income Tax, Revenue, 2017 B, 4%, 2/15/46 ......... 19,995,000 18,998,085
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 4%,
2/15/46 ........................................................ 5,000 5,356
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5%, 3/15/45 10,000,000 10,770,901
State of New York Sales Tax, Revenue, 2014 A, 5%, 3/15/44 ................. 37,250,000 38,288,977
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/40 ................. 12,640,000 13,376,794
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/41 ................. 10,520,000 11,117,540
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 10,709,197
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 24,545,000 26,199,274
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 31,550,000 33,565,704
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 10,665,258
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 10,640,251
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 6,235,000 6,659,096
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/46 ................. 25,000,000 23,822,028
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/48 ................. 10,000,000 9,474,026
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 5,090,383
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 16,652,751
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/35 ........................................................ 2,000,000 2,157,973

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ $ 1,500,000 $ 1,614,817
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 2,000,000 2,148,858
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 1,000,000 1,071,984
State University of New York Dormitory Facilities, Revenue, 2017 A, 5%, 7/01/42 .. 2,970,000 3,156,460
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/42 .................................................... 780,000 870,659
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/46 .................................................... 4,000,000 4,464,921
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/43 .. 4,300,000 4,687,634
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/48 .. 7,950,000 8,651,129
State University of New York Dormitory Facilities, Revenue, 2018 A, Pre-Refunded,
5%, 7/01/48 .................................................... 5,975,000 6,788,918
State University of New York Dormitory Facilities, Revenue, 2019 A, 3%, 7/01/42 .. 4,165,000 3,367,547
State University of New York Dormitory Facilities, Revenue, 2019 A, 4%, 7/01/43 .. 1,200,000 1,153,109
Teachers College, Revenue, 2022, Refunding, 4%, 7/01/46 .................. 6,175,000 5,596,776
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013 A, 5%, 6/15/31 .......... 5,000,000 5,101,052
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 30,268,668
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 8,958,660
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 13,169,220
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 8,140,383
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 2/15/49 ........ 5,000,000 5,429,456
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 1,957,692
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/41 ........................................ 12,000,000 11,499,604
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 3,231,708
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 18,551,920
Revenue, 2019 B, 4%, 1/01/53 ........................................ 15,000,000 13,770,582
Revenue, L, Refunding, 5%, 1/01/34 ................................... 2,600,000 2,833,587
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,257,758
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 9,463,195
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 26,080,203
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/38 15,000,000 16,156,632
State of New York Personal Income Tax, Revenue, 2017 C, Refunding, 5%, 3/15/42 8,400,000 9,016,232
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 10,774,536
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 12,400,000 12,233,162
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 3,805,000 3,967,555
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 5,000,000 5,150,153
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... 26,500,000 24,589,520
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 2,130,000 1,926,743
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 6,000,000 5,231,419
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. 19,875,000 16,847,070
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 209,079
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 365,142
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 277,543
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 367,324
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 2,555,000 2,328,305
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 910,000 813,902
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/34 ... 2,000,000 2,142,344
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/36 ... 2,000,000 2,132,203
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/39 ... 8,010,000 7,518,165

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/40 ... $ 6,225,000 $ 5,824,681
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/41 ... 10,300,000 9,559,985
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/42 ............. 6,000,000 6,212,638
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,574,949
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 4%, 7/01/38 ........................... 200,000 189,806
Le Moyne College, Revenue, 2021, 4%, 7/01/41 ........................... 245,000 227,934
Le Moyne College, Revenue, 2021, 5%, 7/01/46 ........................... 460,000 477,911
Le Moyne College, Revenue, 2021, 5%, 7/01/51 ........................... 820,000 848,774
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/32 .................. 725,000 784,347
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/34 .................. 315,000 306,637
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/36 .................. 350,000 336,896
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/39 .................. 475,000 447,915
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/42 .................. 530,000 489,397
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 5,000,000 5,490,000
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 17,000,000 15,974,172
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 10,594,690
Revenue, 200, Refunding, 5%, 10/15/47 ................................. 10,000,000 10,580,652
Revenue, 218, 4%, 11/01/47 ......................................... 2,500,000 2,254,751
Revenue, 221, 4%, 7/15/45 .......................................... 5,500,000 4,999,203
Revenue, 221, 4%, 7/15/50 .......................................... 12,750,000 11,434,812
Revenue, Two Hundred And Seventeen, 4%, 11/01/41 ...................... 10,000,000 9,751,206
Revenue, Two Hundred And Seventeen, 5%, 11/01/44 ...................... 5,000,000 5,351,521
Revenue, Two Hundred Eleventh, Refunding, 5%, 9/01/48 ................... 25,000,000 26,372,073
Revenue, Two Hundred Fifth, Refunding, 5%, 11/15/47 ...................... 26,340,000 27,980,729
Revenue, Two Hundred Fourteenth, 4%, 9/01/38 .......................... 7,110,000 6,832,161
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,066,956
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 2,690,710
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 6,769,431
Trustees of Union College, Revenue, 2022, Refunding, 5.25%, 7/01/52 ......... 700,000 753,792
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/34 ............... 125,000 134,770
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/35 ............... 585,000 628,999
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/36 ............... 100,000 107,273
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/37 ............... 120,000 128,350
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/38 ............... 125,000 133,184
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/39 ............... 150,000 159,425
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/40 ............... 475,000 503,562
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/41 ............... 125,000 132,193
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/34 ............... 230,000 247,976
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/35 ............... 245,000 263,427
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/36 ............... 250,000 268,184
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/37 ............... 265,000 283,440
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/38 ............... 225,000 239,732
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/39 ............... 200,000 212,566
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/40 ............... 225,000 238,530
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/41 ............... 275,000 290,825
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 25,082,285
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/32 ............................. 2,245,000 2,459,228
Revenue, 2021 A-2, Refunding, 5%, 6/01/33 ............................. 2,375,000 2,590,216

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Suffolk Tobacco Asset Securitization Corp., (continued)
Revenue, 2021 A-2, Refunding, 5%, 6/01/34 ............................. $ 2,250,000 $ 2,444,614
Revenue, 2021 A-2, Refunding, 4%, 6/01/35 ............................. 2,345,000 2,355,624
Revenue, 2021 A-2, Refunding, 4%, 6/01/36 ............................. 2,425,000 2,431,752
Revenue, 2021 A-2, Refunding, 4%, 6/01/37 ............................. 1,250,000 1,247,659
Revenue, 2021 A-2, Refunding, 4%, 6/01/38 ............................. 1,000,000 993,601
Revenue, 2021 A-2, Refunding, 4%, 6/01/39 ............................. 1,465,000 1,449,075
Revenue, 2021 A-2, Refunding, 4%, 6/01/40 ............................. 1,415,000 1,393,257
Revenue, 2021 A-2, Refunding, 4%, 6/01/41 ............................. 1,340,000 1,315,519
Revenue, 2021 A-2, Refunding, 4%, 6/01/50 ............................. 4,500,000 4,072,420
Revenue, 2021 B-1, Refunding, 4%, 6/01/50 ............................. 5,000,000 4,744,258
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 4%, 7/01/35 ................................. 735,000 708,451
Revenue, 2021, Refunding, 4%, 7/01/36 ................................. 750,000 718,158
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,276,554
Triborough Bridge & Tunnel Authority ,
Revenue, 2013 C, 5%, 11/15/38 ....................................... 5,000,000 5,071,484
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,250,073
Revenue, 2017 A, Refunding, 5%, 11/15/38 .............................. 3,000,000 3,247,297
Revenue, 2017 A, Refunding, 5%, 11/15/42 .............................. 5,750,000 6,182,085
Revenue, 2017 A, Refunding, 5%, 11/15/47 .............................. 13,000,000 13,830,808
Revenue, 2017 B, Refunding, 5%, 11/15/36 .............................. 21,080,000 22,909,010
Revenue, 2017 B, Refunding, 5%, 11/15/37 .............................. 18,190,000 19,725,071
Revenue, 2017 B, Refunding, 5%, 11/15/38 .............................. 8,055,000 8,718,992
Revenue, 2019 A, 5%, 11/15/49 ....................................... 9,000,000 9,653,855
Revenue, 2020 A, 5%, 11/15/49 ....................................... 10,000,000 10,633,422
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 4%, 9/01/33 ................................. 100,000 100,254
Revenue, 2021, Refunding, 4%, 9/01/34 ................................. 160,000 158,063
Revenue, 2021, Refunding, 4%, 9/01/35 ................................. 180,000 175,251
Revenue, 2021, Refunding, 4%, 9/01/36 ................................. 280,000 267,103
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 4,500,000 4,860,859
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/37 ...... 5,000,000 5,375,236
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/39 ...... 2,500,000 2,673,938
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,378,596
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,010,159
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,250,000 1,255,194
Utility Debt Securitization Authority ,
Revenue, 2015, Refunding, 5%, 12/15/33 ................................ 20,000,000 21,365,206
Revenue, 2015, Refunding, 5%, 12/15/34 ................................ 9,950,000 10,587,309
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 21,750,000 23,283,814
Revenue, 2016 B, Refunding, 5%, 12/15/33 .............................. 5,750,000 6,166,143
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 10,918,936
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 9,266,530
c
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 4.25%, 1/01/45 2,925,000 2,687,054
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 5%, 1/01/51 ... 2,500,000 2,534,305
Western Nassau County Water Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/40 ............................ 1,400,000 1,492,244
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/45 ............................ 2,250,000 2,398,249
2,708,189,038

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. $ 6,900,000 $ 5,590,739
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 6,900,000 5,584,851
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 16,250,000 10,640,353
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 4,771,786
26,587,729
Texas 0.5%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,100,000 7,202,994
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 8,035,778
15,238,772
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,900,000 5,585,761
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 6,500,000 5,433,770
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 17,500,000 17,382,162
22,815,932
U.S. Territories 1.2%
Guam 0.2%
c
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5%, 10/01/28 .............................. 540,000 548,638
Revenue, 2023 A, Refunding, 5.25%, 10/01/29 ............................ 700,000 718,191
Revenue, 2023 A, Refunding, 5.25%, 10/01/31 ............................ 775,000 784,026
Revenue, 2023 A, Refunding, 5.375%, 10/01/33 ........................... 525,000 527,277
Revenue, 2023 A, Refunding, 5.25%, 10/01/36 ............................ 685,000 670,156
Revenue, 2023 A, Refunding, 5.375%, 10/01/40 ........................... 525,000 513,091
Revenue, 2023 A, Refunding, 5.375%, 10/01/43 ........................... 1,250,000 1,209,132
4,970,511
Puerto Rico 1.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,066,363
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 145,000 147,500
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 200,000 202,997
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,005,000 1,014,650
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 2,000,000 1,912,605
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 26,245,000 25,460,453
29,804,568
Total U.S. Territories .................................................................... 34,775,079
Total Municipal Bonds (Cost $3,046,818,001) ...................................
2,913,987,365
Total Long Term Investments (Cost $3,049,718,001) .............................
2,916,887,365
a
a a a a

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 36 .
Short Term Investments 0.6%
a a
Principal
Amount
a
Value
Municipal Bonds 0.6%
New York 0.6%
d
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 1.05% , 8/01/42 .......... $ 18,500,000 $ 18,500,000
Total Municipal Bonds (Cost $18,500,000) ......................................
18,500,000
Total Short Term Investments (Cost $18,500,000 ) ................................
18,500,000
a
Total Investments (Cost $3,068,218,001) 99.8% ..................................
$2,935,387,365
Other Assets, less Liabilities 0.2% .............................................
4,518,860
Net Assets 100.0% ...........................................................
$2,939,906,225
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $98,979,328, representing 3.4% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,068,218,001
Value - Unaffiliated issuers .................................................................. $2,935,387,365
Cash .................................................................................... 116,440
Receivables:
Capital shares sold ........................................................................ 682,238
Interest ................................................................................. 35,897,529
Total assets .......................................................................... 2,972,083,572
Liabilities:
Payables:
Investment securities purchased .............................................................. 23,700,638
Capital shares redeemed ................................................................... 4,906,238
Management fees ......................................................................... 1,143,350
Distribution fees .......................................................................... 321,950
Transfer agent fees ........................................................................ 928,193
Distributions to shareholders ................................................................. 1,027,095
Accrued expenses and other liabilities ........................................................... 149,883
Total liabilities ......................................................................... 32,177,347
Net assets, at value ................................................................. $2,939,906,225
Net assets consist of:
Paid-in capital ............................................................................. $3,439,846,829
Total distributable earnings (losses) ............................................................. (499,940,604)
Net assets, at value ................................................................. $2,939,906,225

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $358,416,235
Shares outstanding ........................................................................ 36,491,595
Net asset value per share
a
.................................................................. $9.82
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.20
Class A1:
Net assets, at value ....................................................................... $2,143,110,489
Shares outstanding ........................................................................ 218,048,989
Net asset value per share
a
.................................................................. $9.83
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.21
Class C:
Net assets, at value ....................................................................... $101,454,095
Shares outstanding ........................................................................ 10,334,550
Net asset value and maximum offering price per share
a
............................................. $9.82
Class R6:
Net assets, at value ....................................................................... $86,934,491
Shares outstanding ........................................................................ 8,833,612
Net asset value and maximum offering price per share ............................................. $9.84
Advisor Class:
Net assets, at value ....................................................................... $249,990,915
Shares outstanding ........................................................................ 25,418,055
Net asset value and maximum offering price per share ............................................. $9.84
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $53,179,069
Expenses:
Management fees (Note 3 a ) ................................................................... 7,068,251
Distribution fees: (Note 3c )
    Class A ................................................................................ 464,462
    Class A1 ............................................................................... 1,144,688
    Class C ................................................................................ 365,568
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 150,202
    Class A1 ............................................................................... 924,717
    Class C ................................................................................ 45,339
    Class R6 ............................................................................... 12,589
    Advisor Class ............................................................................ 108,702
Custodian fees (Note 4 ) ...................................................................... 10,545
Reports to shareholders fees .................................................................. 37,435
Registration and filing fees .................................................................... 27,386
Professional fees ........................................................................... 67,176
Trustees' fees and expenses .................................................................. 15,942
Other .................................................................................... 64,535
Total expenses ......................................................................... 10,507,537
Expense reductions (Note 4 ) ............................................................... (5,279)
Net expenses ......................................................................... 10,502,258
Net investment income ................................................................ 42,676,811
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (31,260,425)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (284,745,530)
Net realized and unrealized gain (loss) ............................................................ (316,005,955)
Net increase (decrease) in net assets resulting from operations .......................................... $(273,329,144)

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New York Tax-Free Income Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
a
Year Ended
May 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $42,676,811 $63,511,521 $98,045,442
Net realized gain (loss) .............................. (31,260,425) 9,482,556 10,489,531
Net change in unrealized appreciation (depreciation) ........ (284,745,530) (186,367,683) 88,218,919
Net increase (decrease) in net assets resulting from
operations ................................... (273,329,144) (113,373,606) 196,753,892
Distributions to shareholders:
Class A .......................................... (4,755,096) (6,701,575) (8,335,379)
Class A1 ......................................... (30,983,790) (47,353,274) (74,606,389)
Class C .......................................... (1,212,747) (2,145,580) (4,659,740)
Class R6 ......................................... (1,287,463) (1,812,928) (2,247,204)
Advisor Class ..................................... (3,777,401) (5,302,489) (7,487,320)
Total distributions to shareholders ....................... (42,016,497) (63,315,846) (97,336,032)
Capital share transactions: (Note 2 )
Class A .......................................... (13,551,860) 62,893,246 67,323,579
Class A1 ......................................... (140,854,638) (131,233,087) (202,647,193)
Class C .......................................... (16,719,213) (65,737,108) (61,212,277)
Class R6 ......................................... (1,384,184) 12,402,469 15,710,771
Advisor Class ..................................... (561,759) 4,464,755 14,145,907
Total capital share transactions ......................... (173,071,654) (117,209,725) (166,679,213)
Net increase (decrease) in net assets ................ (488,417,295) (293,899,177) (67,261,353)
Net assets:
Beginning of period .................................. 3,428,323,520 3,722,222,697 3,789,484,050
End of period ....................................... $2,939,906,225 $3,428,323,520 $3,722,222,697
a
For the period June 1, 2021 to February 28, 2022.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
A1, Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Subsequent to May 31, 2021, the Fund’s fiscal year end
changed to February 28.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board,
the Fund's administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation
Committee (VC). The Fund may utilize independent pricing
services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
August 31, 2022
Shares Amount
Class A Shares:
Shares sold
a
................................... 3,407,357 $34,334,881
Shares issued in reinvestment of distributions .......... 423,737 4,264,371
Shares redeemed ............................... (5,144,323) (52,151,112)
Net increase (decrease) .......................... (1,313,229) $(13,551,860)
Class A1 Shares:
Shares sold ................................... 1,365,551 $13,758,972
Shares issued in reinvestment of distributions .......... 2,557,902 25,765,859
Shares redeemed ............................... (17,881,293) (180,379,469)
Net increase (decrease) .......................... (13,957,840) $(140,854,638)
Class C Shares:
Shares sold ................................... 370,447 $3,740,887
Shares issued in reinvestment of distributions .......... 115,705 1,164,684
Shares redeemed
a
.............................. (2,140,438) (21,624,784)
Net increase (decrease) .......................... (1,654,286) $(16,719,213)
Class R6 Shares:
Shares sold ................................... 1,073,062 $10,750,970
Shares issued in reinvestment of distributions .......... 116,231 1,171,916
Shares redeemed ............................... (1,319,551) (13,307,070)
Net increase (decrease) .......................... (130,258) $(1,384,184)
Advisor Class Shares:
Shares sold ................................... 13,175,411 $133,832,208
Shares issued in reinvestment of distributions .......... 341,881 3,446,335
Shares redeemed ............................... (13,697,818) (137,840,302)
Net increase (decrease) .......................... (180,526) $(561,759)
Year Ended
February 28, 2022
b
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 9,635,952 $109,032,424 10,225,116 $115,157,298
Shares issued in reinvestment of distributions .......... 537,304 6,042,564 658,208 7,411,579
Shares redeemed ............................... (4,638,156) (52,181,742) (4,909,448) (55,245,298)
Net increase (decrease) .......................... 5,535,100 $62,893,246 5,973,876 $67,323,579

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors or trustees of the following subsidiaries:
Year Ended
February 28, 2022
b
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A1 Shares:
Shares sold ................................... 2,979,287 $33,683,650 4,477,108 $50,496,809
Shares issued in reinvestment of distributions .......... 3,540,512 39,875,109 5,464,248 61,556,416
Shares redeemed ............................... (18,146,391) (204,791,846) (27,907,561) (314,700,418)
Net increase (decrease) .......................... (11,626,592) $(131,233,087) (17,966,205) $(202,647,193)
Class C Shares:
Shares sold ................................... 657,608 $7,439,062 1,647,201 $18,546,080
Shares issued in reinvestment of distributions .......... 184,968 2,084,408 390,015 4,387,765
Shares redeemed
a
.............................. (6,627,330) (75,260,578) (7,479,928) (84,146,122)
Net increase (decrease) .......................... (5,784,754) $(65,737,108) (5,442,712) $(61,212,277)
Class R6 Shares:
Shares sold ................................... 2,060,757 $23,326,093 2,467,998 $27,856,052
Shares issued in reinvestment of distributions .......... 147,241 1,658,860 192,893 2,176,401
Shares redeemed ............................... (1,115,397) (12,582,484) (1,269,455) (14,321,682)
Net increase (decrease) .......................... 1,092,601 $12,402,469 1,391,436 $15,710,771
Advisor Class Shares:
Shares sold ................................... 4,206,553 $47,408,171 5,912,957 $66,693,342
Shares issued in reinvestment of distributions .......... 429,158 4,835,354 591,822 6,673,229
Shares redeemed ............................... (4,249,695) (47,778,770) (5,253,825) (59,220,664)
Net increase (decrease) .......................... 386,016 $4,464,755 1,250,954 $14,145,907
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period June 1, 2021 to February 28, 2022.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended August 31, 2022, the annualized gross effective investment management fee rate was 0.451% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $8,095
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2022, the Fund paid transfer agent fees of $1,241,549, of which $516,947 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2022, these purchase and sale transactions aggregated $117,394,652 and $84,210,255, respectively, with net realized losses of
$2,889,511.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
CDSC retained .............................................................................. $25,789
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $84,247,573
Long term ................................................................................ 254,545,689
Total capital loss carryforwards ............................................................... $338,793,262
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At August 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31 , 202 2 , aggregated
$ 282 , 021 , 962 and $ 414 , 412 , 334 , respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Cost of investments .......................................................................... $3,068,818,381
Unrealized appreciation ........................................................................ $21,384,324
Unrealized depreciation ........................................................................ (154,815,340)
Net unrealized appreciation (depreciation) .......................................................... $(133,431,016)
5. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2022, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 2,900,000 $ 2,900,000
Municipal Bonds ......................... — 2,913,987,365 — 2,913,987,365
Short Term Investments ................... — 18,500,000 — 18,500,000
Total Investments in Securities ........... $— $2,932,487,365 $2,900,000 $2,935,387,365
10. Credit Facility
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Special Joint Meeting of Shareholders
April 16, 2021 and reconvened on May 14, 2021 (unaudited)
A Special Joint Meeting of Shareholders of Franklin New York Tax-Free Income was held virtually on April 16, 2021 and reconvened on May 14, 2021. The purpose of the meeting was to approve (1) a change in the Franklin New York Tax-Free
Income Fund classification from a diversified to a non-diversified fund.
At the meeting all proposals were passed. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the meeting are as follows:
1. To approve a change in the Franklin New York Tax-Free Income Fund classification from a diversified to a non-diversified fund:
For % Voted FOR % FOR of Outstanding Shares
121,972,558 73.17% 36.66%
Against % Voted Against % Against of Outstanding Shares
15,600,621 9.36% 4.69%
Abstain % Voted Abstain % Abstain of Outstanding Shares
29,135,375 17.48% 9.76%

Franklin New York Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin New York Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1115 S 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin New York Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.            N/A

Item 5. Audit Committee
of Listed Registrants.              N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 28, 2022